Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Income (loss) before income taxes from continuing operations	$ 15,636	$ (841)
Income tax expense	$ 86	$ 101
Business interest carryforward percentage	30.00%
Operating loss carryforwards percentage	80.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 200
Statutory income tax rate	21.00%	21.00%
Decrease in valuation allowance	$ 3,800
Federal net operating loss carryforwards	$ 7,700
Net operating loss carryforwards description	The utilization of a corporation's NOL carryforwards could be limited following a change in ownership (as defined by Internal Revenue Code section 382) of greater than 50% within a rolling three-year period.
Tax benefits preservation agreement, minimum increase of collective ownership of aggregate amount of outstanding shares	50.00%
Tax benefits preservation agreement, ownership change period	3 years
Accrual for interest and penalties associated with tax liabilities	$ 200
Unrecognized tax benefits	$ 300	$ 500
Income tax examination, description	On July 4, 2025, new U.S tax legislation was signed into law (known as the "One Big Beautiful Bill Act" or "OBBBA"). The Company is currently evaluating the impact of the new legislation.
Massachusetts
Income Taxes [Line Items]
Operating loss carryforward for state income tax	$ 7,900
Minimum | Massachusetts
Income Taxes [Line Items]
Operating loss carryforwards expiration period	2037
Maximum | Massachusetts
Income Taxes [Line Items]
Operating loss carryforwards expiration period	2045
Federal
Income Taxes [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 6,200
Federal | Expire in Fiscal Years 2024 Through 2025
Income Taxes [Line Items]
Net operating loss carryforwards, subject to expiration	$ 1,500
Federal | Minimum
Income Taxes [Line Items]
Operating loss carryforwards expiration period	2026
Federal | Maximum
Income Taxes [Line Items]
Operating loss carryforwards expiration period	2038